Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.2%
Advertising — 2.0%
The Trade Desk, Inc., Class A*	47,046	$2,865,572
Aerospace & Defense — 3.0%
HEICO Corp., Class A	24,355	3,309,845
Howmet Aerospace, Inc.	24,387	1,033,277
		4,343,122
Apparel — 2.8%
Levi Strauss & Co., Class A	98,032	1,787,123
On Holding AG, Class A*	73,837	2,291,162
		4,078,285
Auto Parts & Equipment — 2.6%
BorgWarner, Inc.	77,146	3,788,640
Beverages — 1.3%
Brown-Forman Corp., Class B	28,715	1,845,513
Biotechnology — 3.4%
Genmab A/S, ADR*	58,382	2,204,504
Seagen, Inc.*	13,542	2,741,849
		4,946,353
Building Materials — 2.6%
Martin Marietta Materials, Inc.	4,304	1,528,178
Trex Co., Inc.*	47,559	2,314,697
		3,842,875
Commercial Services — 9.1%
Clarivate PLC*	111,709	1,048,947
CoStar Group, Inc.*	82,278	5,664,840
MarketAxess Holdings, Inc.	14,895	5,828,265
WillScot Mobile Mini Holdings Corp.*	16,185	758,753
		13,300,805
Computers — 1.6%
Crowdstrike Holdings, Inc., Class A*	17,038	2,338,636
Distribution & Wholesale — 4.7%
Copart, Inc.*	25,346	1,906,273
Fastenal Co.	42,686	2,302,483
Pool Corp.	7,574	2,593,640
		6,802,396
Electrical Components & Equipment — 5.5%
Generac Holdings, Inc.*	15,909	1,718,331
Littelfuse, Inc.	6,730	1,804,246
Novanta, Inc.*	12,068	1,919,898
Universal Display Corp.	16,797	2,605,718
		8,048,193
Electronics — 6.3%
Agilent Technologies, Inc.	14,922	2,064,310
Coherent Corp.*	58,383	2,223,225
Keysight Technologies, Inc.*	16,759	2,706,243
Trimble, Inc.*	41,705	2,186,176
		9,179,954
	Number of Shares	Value†

Entertainment — 1.6%
Vail Resorts, Inc.	9,942	$2,323,247
Hand & Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	9,389	1,587,680
Healthcare Products — 10.3%
Bio-Techne Corp.	28,643	2,125,024
Edwards Lifesciences Corp.*	23,312	1,928,602
Envista Holdings Corp.*	66,847	2,732,706
Intuitive Surgical, Inc.*	10,081	2,575,393
Repligen Corp.*	16,198	2,727,095
The Cooper Cos., Inc.	2,062	769,868
West Pharmaceutical Services, Inc.	6,294	2,180,682
		15,039,370
Insurance — 1.1%
Kinsale Capital Group, Inc.	5,309	1,593,496
Internet — 4.0%
Pinterest, Inc., Class A*	150,334	4,099,608
Shutterstock, Inc.	24,882	1,806,433
		5,906,041
Machinery — Diversified — 1.4%
IDEX Corp.	8,675	2,004,185
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	32,651	2,257,817
Office & Business Equipment — 1.0%
Zebra Technologies Corp., Class A*	4,366	1,388,388
Pharmaceuticals — 3.5%
Dexcom, Inc.*	43,590	5,064,286
Retail — 5.5%
Floor & Decor Holdings, Inc., Class A*	23,642	2,322,117
Foot Locker, Inc.	40,826	1,620,384
Lululemon Athletica, Inc.*	6,285	2,288,934
National Vision Holdings, Inc.*	50,815	957,355
Petco Health & Wellness Co., Inc.*	92,343	831,087
		8,019,877
Semiconductors — 10.1%
Marvell Technology, Inc.	65,198	2,823,073
Microchip Technology, Inc.	43,599	3,652,724
Monolithic Power Systems, Inc.	9,436	4,723,096
Teradyne, Inc.	33,114	3,560,086
		14,758,979
Software — 11.0%
DocuSign, Inc.*	37,979	2,214,176
DoubleVerify Holdings, Inc.*	16,227	489,244
EngageSmart, Inc.*	36,135	695,599
HubSpot, Inc.*	3,611	1,548,216
Paycom Software, Inc.*	9,281	2,821,517
Tyler Technologies, Inc.*	8,286	2,938,547
Workday, Inc., Class A*	9,188	1,897,690
Workiva, Inc.*	20,172	2,065,814

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
ZoomInfo Technologies, Inc.*	56,276	$1,390,580
		16,061,383
Telecommunications — 2.2%
Arista Networks, Inc.*	19,126	3,210,490
TOTAL COMMON STOCKS (Cost $116,580,342)		144,595,583

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $2,424,084)	2,424,084	2,424,084
TOTAL INVESTMENTS — 100.9% (Cost $119,004,426)		$147,019,667
Other Assets & Liabilities — (0.9)%		(1,252,432)
TOTAL NET ASSETS — 100.0%		$145,767,235

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
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